ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Accrued Liabilities [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2023	2022
Vessel operating expenses	25,553	17,315
Administrative expenses	2,570	1,650
Interest expense	11,064	8,233
	39,187	27,198